UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND - A series of Dreyfus Premier Calififornia AMT-Free Municipal Bond Fund, Inc. - (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	02/28/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund, Inc.
February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.7%	Rate (%)	Date	Amount ($)	Value ($)
California--90.6%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,537,555
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000	3,529,470
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	3,535,680
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA, Inc.)	5.13	10/1/16	2,000,000	2,056,120
Alameda County,
COP (Insured; MBIA, Inc.)	5.38	12/1/13	4,500,000	4,881,915
Alameda County,
COP (Insured; MBIA, Inc.)	5.38	12/1/14	5,500,000	5,959,085
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000	14,489,700
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	10,000,000	10,104,900
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,443,332
California,
GO	5.25	2/1/12	90,000 a	99,636
California,
GO (Various Purpose)	5.50	4/1/28	20,000	20,167
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000	8,529,488
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 a	11,466,400
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	7,925,700
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	5,000 a	5,564
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	225,000 a	250,400
California Department of Water

Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,270,000	1,377,213
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	7,752,225
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	11,866,800
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	210,000	153,972
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	135,000	155,011
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000	51,262,750
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	9,500,000	9,700,545
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	853,966
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	969,320
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,498,354
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 a	32,296,972
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 a	9,962,704
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,008,340
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,540,098
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
MBIA, Inc.)	5.35	7/15/09	240,000 a	246,833
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
MBIA, Inc.)	5.35	8/15/28	2,290,000	2,226,567

California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	15,359,338
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	19,830,888
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	970,310
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,645,000	2,788,756
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	4,995,270
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	22,110,000	14,900,592
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; MBIA, Inc.)	5.90	6/1/14	59,330,000	65,065,431
California Public Works Board,
LR (Department of Corrections,
California State Prison - Kern
County at Delano II)	5.50	6/1/13	3,000,000	3,239,760
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
MBIA, Inc.)	6.50	9/1/17	13,000,000	15,329,990
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,702,344
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/20	1,275,000	1,277,779
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA, Inc.)	5.25	11/1/28	10,005,000	9,441,819
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,411,750
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 a	4,040,750

California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 a	2,889,800
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 a	6,061,125
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000	2,503,775
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	4,925,800
California State University
Trustees, Systemwide Revenue
(Insured; MBIA, Inc.)	5.00	11/1/26	10,485,000	10,602,851
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 a	3,002,428
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,220,000 a	1,318,222
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	13,775,200
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,880,000	6,252,780
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	9,763,300
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	5,949,856
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	10,770,000	6,861,890
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000	6,898,950
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	12,209,805
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,417,320
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	13,777,960
California Statewide Communities
Development Authority, Revenue

(The California Endowment)	5.25	7/1/20	2,280,000	2,488,483
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,478,272
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	16,741,248
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000	14,365,192
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000	3,656,250
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds	5.75	9/1/09	5,500,000 a	5,755,310
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; FGIC)	5.00	9/1/19	3,545,000	3,315,355
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,166,030
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA, Inc.)	5.50	10/1/13	1,000,000	1,082,090
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000 b	3,640,000
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	5,000,000 a	5,292,900
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	1,000,000 a	1,058,580
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/11	18,500,000 a	20,271,745
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000 b	1,517,220
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000 b	2,441,400

Chino Valley Unified School
District, GO (Insured; MBIA,
Inc.)	5.25	8/1/30	10,000,000	9,948,700
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000 b	12,241,094
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000	13,544,641
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/09	2,260,000 a	2,351,281
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	320,000	264,058
Cucamonga County Water District,
COP (Water Shares Purpose)
(Insured; FGIC)	5.25	9/1/25	5,555,000	5,618,771
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	12,440,000	11,370,036
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000	13,344,585
Fontana Community Facilities
District Number 2, Senior
Special Tax Revenue (Village
of Heritage) (Insured; MBIA,
Inc.)	5.25	9/1/17	10,000,000	10,059,400
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	12,821,718
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000	10,940,571
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000	2,107,780
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000	1,255,877
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	5.25	1/15/12	4,550,000	4,538,898
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	5.13	1/15/19	2,000,000	1,745,240
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	3,400,000 a	3,601,722
Fremont Union High School

District, GO (Insured; FGIC)	5.25	9/1/10	4,000,000 a	4,237,320
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,032,025
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000 c	1,438,236
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	14,770,000 a	17,401,571
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000	6,228,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000	20,933,619
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/21	4,375,000 b	2,460,544
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/22	4,605,000 b	2,425,454
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/23	4,850,000 b	2,376,112
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/26	3,265,000 b	1,303,192
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000 a	10,507,500
Lincoln, Community Facilities
District Number 2003-1 Special
Tax Bonds (Lincoln Crossing
Project)	5.65	9/1/13	1,125,000 a	1,324,642
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/28	9,000,000	6,737,850
Los Angeles,
Wastewater System Revenue
(Insured; FSA)	5.00	6/1/32	6,050,000	5,935,353
Los Angeles,
Wastewater System Revenue
(Insured; MBIA, Inc.)	4.75	6/1/35	10,000,000	9,232,200
Los Angeles Community College
District, GO	5.00	8/1/33	18,000,000	17,626,500
Los Angeles Community College
District, GO (Insured; MBIA,
Inc.)	5.50	8/1/11	1,845,000 a	2,034,481
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/10	1,450,000 a	1,543,076
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	10,000,000	9,857,400
Los Angeles Unified School

District, GO (Insured; AMBAC)	5.00	7/1/26	10,250,000	10,268,040
Los Angeles Unified School
District, GO (Insured; FGIC)	5.00	7/1/21	5,080,000	5,240,579
Los Angeles Unified School
District, GO (Insured; MBIA,
Inc.)	5.75	7/1/15	3,000,000	3,484,560
Los Angeles Unified School
District, GO (Insured; MBIA,
Inc.)	5.75	7/1/17	8,385,000	9,822,357
Madera County,
COP (Valley Children's
Hospital) (Insured; MBIA, Inc.)	6.50	3/15/09	3,370,000	3,374,280
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000 b	2,330,088
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,466,928
Mount Diablo Unified School
District, GO (Insured; MBIA,
Inc.)	5.00	6/1/27	4,670,000	4,704,605
Murrieta Valley Unified School
District, GO (Insured; FGIC)	0.00	9/1/21	4,950,000 b	2,519,897
Natomas Unified School District,
GO (Insured; FSA)	5.00	8/1/31	13,470,000	12,994,240
Natomas Unified School District,
GO (Insured; MBIA, Inc.)	5.95	9/1/21	2,500,000	2,855,250
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 a	867,603
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 a	494,254
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA, Inc.)	6.30	7/1/18	26,400,000	30,489,888
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000	16,147,115
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 a	3,246,540
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	2,728,700
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	4,809,900
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	2,000,000	2,144,540
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	964,250

Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000	2,999,730
Rancho California Water District
Financing Authority, Revenue
(Insured; FSA)	5.00	8/1/28	8,965,000	8,998,081
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA, Inc.)	5.38	9/1/25	7,485,000	7,142,187
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/14	10,430,000 a	12,172,957
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,253,274
Sacramento County Laguna Creek
Ranch/Elliott Ranch Community
Facilities District Number 1,
Improvement Area Number 1,
Special Tax Bonds (Laguna
Creek Ranch)	5.40	12/1/09	1,220,000	1,232,786
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; FGIC)	5.00	6/1/25	10,845,000	10,946,509
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA, Inc.)	6.50	9/1/13	6,930,000	7,709,279
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,311,100
San Diego,
Water Utility Fund Net System
Revenue (Insured; FGIC)	4.75	8/1/28	19,970,000	18,239,600
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	2,405,000 a	2,487,203
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 a	3,947,402
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	1,710,890
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	6,601,322
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000	1,593,627
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,049,416
San Francisco City and County

Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	1,000,000	1,019,250
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000	4,084,400
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	13,185,000	13,497,748
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000 b	226,251
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000 b	194,465
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	0.00	1/15/32	48,295,000 b	7,895,267
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/11	1,835,000 a	2,004,554
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000	1,980,498
Santa Clara Valley Transportation
Authority, Measure A Sales Tax
Revenue (Insured; AMBAC)	5.00	4/1/32	7,715,000	7,600,355
Santa Rosa,
Wastewater Revenue (Insured;
FSA)	5.25	9/1/24	5,110,000	5,330,292
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,771,538
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000	6,531,265
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000	11,722,400
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,245,000	1,618,218
Torrance Redevelopment Agency,

Tax Allocation Revenue	5.63	9/1/28	500,000	374,540
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,151,072
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000	10,968,100
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,891,540
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	12,334,511
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000 b	552,540
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital)	5.75	6/1/12	10,090,000 a	11,550,931
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000	2,887,800
U.S. Related--7.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000	1,802,140
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 a	2,148,080
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,207,000
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	4,750,000	4,770,520
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 a	2,135,980
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds	5.50	10/1/32	10,000,000	10,649,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000	41,534,220
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	9,147,054
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,463,220
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	8,232,500
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,914,835

Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	740,000	764,294
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	1,674,140
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,004,570
Total Long-Term Municipal Investments
(cost $1,322,279,883)				1,278,917,808
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.2%	Rate (%)	Date	Amount ($)	Value ($)
California;
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)
(cost $15,345,000)	1.25	3/1/09	15,345,000 [d]	15,345,000
Total Investments (cost $1,337,624,883)			98.9%	1,294,262,808
Cash and Receivables (Net)			1.1%	13,747,957
Net Assets			100.0%	1,308,010,765

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,337,624,883. Net unrealized depreciation on investments was $43,362,075 of which $41,100,910 related to appreciated investment securities and $84,462,985 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	0	1294262808	0	1,294,262,808
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND
    - A series of Dreyfus Premier Calififornia AMT-Free Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

                (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)